Summary of Right-of-Use-Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	$ 66,142	$ 0
Transition adjustments		73,464
Additions	3,167	1,947
Derecognition	(2,597)	(29)
Depreciation	(7,417)	(8,458)
Lease remeasurements	(3,631)	163
Effect of foreign currency exchange differences	(496)	(945)
Ending Balance	55,168	66,142
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	54,026	0
Transition adjustments		58,635
Additions	136	0
Derecognition	0	(29)
Depreciation	(3,900)	(4,055)
Lease remeasurements	(6,233)	163
Effect of foreign currency exchange differences	(340)	(688)
Ending Balance	43,689	54,026
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	12,116	0
Transition adjustments		14,829
Additions	3,031	1,947
Derecognition	(2,597)	0
Depreciation	(3,517)	(4,403)
Lease remeasurements	2,602	0
Effect of foreign currency exchange differences	(156)	(257)
Ending Balance	$ 11,479	$ 12,116